Promissory Notes Payable	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Promissory Notes Payable [Text Block]
Note 4	Promissory Notes Payable

	June 30,	September 30,
	2013	2012
Promissory note dated June 6, 2012 bearing interest at 8% per annum, due on demand	$49,000	$49,000
Promissory note dated June 26, 2012 bearing interest at 8% per annum, due on demand	250,000	250,000
Promissory note dated October 17, 2012 bearing interest at 8% per annum, due on demand	150,000	-
Promissory note dated November 14, 2012 bearing interest at 8% per annum, due on demand	50,000	-
Promissory note dated December 31, 2012 bearing interest at 12% per annum, due on September 30, 2013	100,000	-
Promissory note dated January 9, 2013 with a principal balance of CDN$86,677, bearing interest at 12% per annum, secured by all the present and future assets of the Company and is due on demand	82,344	-
Promissory note dated January 9, 2013 with a principal balance of CDN$27,639, bearing interest at 12% per annum, secured by all the present and future assets of the Company and due on demand	26,256	-
Promissory note dated February 8, 2013 bearing interest at 10% per annum, due on demand	50,000	-
	757,600	299,000
Less: current portion	(757,600)	(299,000)
	$-	$-

On June 6, 2012, the Company issued a promissory note having a principal balance of $49,000 with terms that include interest at 8% per annum and maturing on December 3, 2012. This note matured during the nine months ended June 30, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $3,200, was settled in exchange for 130,501 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance. In connection with the issuance of this note, the Company paid a finder’s fee totaling $4,900 which was deferred and amortized to income using the effective interest method over the terms of the note. As at June 30, 2013, there remained an unamortized balance of $Nil (September 30, 2012: $1,215) in respect of this deferred financing charge.

On June 26, 2012, the Company issued a promissory note having a principal balance of $250,000 with terms that include interest at 8% per annum and maturing on March 31, 2013. During the nine months ended June 30, 2013, the expiry date was extended to June 30, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $15,233, was settled in exchange for 663,082 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On October 17, 2012, the Company issued a promissory note having a principal balance of $150,000 with terms that include interest at 8% per annum and maturing on March 31, 2013. During the nine months ended June 30, 2013, the expiry date was extended to June 30, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $5,425 was settled in exchange for 388,562 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On November 14, 2012, the Company issued a promissory note having a principal balance of $50,000 with terms that include interest at 8% per annum and maturing on March 31, 2013. During the nine months ended June 30, 2013, the expiry date was extended to June 30, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $1,501 was settled in exchange for 128,753 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

On December 31, 2012, the Company issued a promissory note having a principal balance of $100,000 in exchange for an accounts payable owing in respect of unpaid consulting fees. This note is accruing interest at 12% per annum and matured on June 30, 2013. This note was not repaid on June 30, 2013 and the maturity date was extended to September 30, 2013.

On January 9, 2013, the Company issued two promissory notes (the “Secured Notes”);

a)

issued a promissory note in the amount of $82,344 (CDN$86,677) to the President, Secretary, Treasurer, CFO and director of the Company (the “President”) in exchange for unpaid consulting fees owing to the President. The note is bearing interest at 12% per annum and was due June 30, 2013.

b)

issued a promissory note in the amount of $26,256 (CDN$27,639) to a director of the Company (the “Director”) in exchange for unpaid consulting fees owing to the Director. The note is bearing interest at 12% per annum and was due June 30, 2013.

The Secured Notes are secured by a charge over the assets of the Company, including a restriction on the transfer of cash by the Company and a charge over the intellectual property of the Company. The security interests of the Secured Notes is ranked senior to any and all security interests granted prior to the issuance of the notes and to all subsequent security interests granted, unless the holders agree in writing to other terms.

In addition, if the promissory notes are not repaid within 10 days of their maturity dates, they shall bear late fees in addition to interest accruing, at a rate of $100 per day per note.

In an event of default by the Company under the terms of the promissory notes, the notes shall bear additional late fees of $500 per day per note.

Subsequent to the issuance of these promissory notes, the President resigned as President, Secretary, Treasurer, CFO and director of the Company and the Director resigned as director of the Company.

The Company did not repay the notes on June 30, 2013. The Company has disputed the issuance of the Secured Notes and should there be an attempt to enforce the Secured Notes or collection on them, the Company will consider a legal remedy.

On February 8, 2013, the Company issued a promissory note having a principal balance of $50,000 with terms that include interest at 10% per annum and maturing on June 8, 2013. This note was not repaid on June 8, 2013 and subsequent to June 30, 2013, this note, along with accrued interest of $699 was settled in exchange for 126,747 units of the Company. Each unit consisted of one share of common stock of the Company and one share purchase warrant, with each warrant entitling the holder thereof to purchase one share of common stock at a price of $0.75 per share for a period of five years from the date of issuance.

Note 5	Promissory Notes Payable

	2012	2011

Convertible interest bearing promissory notes payable	$-	$750,000
Interest bearing promissory notes payable	299,000	216,000
Less: fair value of derivative liabilities on date of issuance	-	(167,500)
Add: accumulated accretion	-	69,419
	299,000	867,919
Less: current portion	(299,000)	(867,919)
	$-	$-

Convertible interest bearing promissory notes

The Company issued unsecured convertible interest bearing promissory notes totaling $750,000 during the year ended September 30, 2011 consisting of a promissory note in the amount of $250,000 maturing on April 20, 2012 and a promissory note in the amount of $500,000 maturing on May 4, 2012, each bearing interest at 8% per annum. These notes were convertible at any time at the option of the holder into units of the Company at $3.00 per unit with each unit consisting of one common share and one common share purchase warrant entitling the holder thereof to purchase an additional common share for $4.00 for a period of 2 years from the date of issuance.

In connection with the issuance of these notes, the Company paid a finder’s fee totaling $100,000 which was deferred and amortized to income using the effective interest method over the terms of the notes. As at September 30, 2012, there remained no unamortized balance in respect of this deferred financing charge (2011: $55,464).

Pursuant to the guidance of ASC 815-40, the Company determined that the embedded conversion feature of the notes failed to meet the “fixed for fixed” criteria contained within the guidance. Accordingly, the Company bifurcated the embedded conversion features as a separate derivative liability having a fair value of $167,500 at inception. The corresponding debt discount was accreted over the term of the note. During the year ended September 30, 2012, the Company recorded accretion expense of $98,081 (2011: $69,419) in respect of this debt discount.

On April 20, 2012, the $500,000 convertible promissory note with accrued interest thereon of $40,000 along with an interest bearing $250,000 promissory note with accrued interest thereon of $9,389 that had been issued on November 1, 2011 were exchanged for a new non-convertible 12% interest bearing promissory note having a principal amount of $799,389 maturing on June 19, 2012. Subsequent to this exchange of promissory notes, on May 31, 2012, the Company extinguished this note along with accrued interest of $10,925 thereon by issuing 1,620,628 equity units having a fair value of $3,108,365. As a result of this extinguishment, the Company recorded a loss on debt extinguishment in the amount of $2,298,051.

On May 31, 2012, the Company extinguished the $250,000 convertible promissory note along with accrued interest of $22,333 thereon by issuing 544,667 equity units having a fair value of $1,044,671. As a result of this extinguishment, the Company recorded a loss on debt extinguishment in the amount of $772,338.

Interest bearing promissory notes

During the year ended September 30, 2010, the Company issued a promissory note having a principal balance of $200,000 with terms that included interest at 8% per annum and maturing on May 4, 2011. On May 4, 2011, this note, including accrued interest of $16,000 thereon, was exchanged for a new 8% interest bearing promissory note having a principal balance of $216,000 maturing May 4, 2012. On May 31, 2012, the Company extinguished this note along with accrued interest of $18,576 thereon by issuing 469,152 equity units having a fair value of $899,833. As a result of this extinguishment, the Company recorded a loss on debt extinguishment in the amount of $665,257.

On April 2, 2012, the Company issued a promissory note having a principal balance of $32,500 with terms that included interest at 10% per annum maturing on April 2, 2013. The Company paid a finders fee totalling $3,250 which was deferred and amortized to income from the date of issuance to the date of extinguishment. On May 31, 2012, the Company extinguished this note along with accrued interest of $533 thereon by issuing 66,066 equity units having a fair value of $126,715. As a result of this extinguishment, the Company recorded a loss on debt extinguishment in the amount of $93,682.

On June 6, 2012, the Company issued a promissory note having a principal balance of $49,000 with terms that include interest at 8% per annum and maturing on December 3, 2012. In connection with the issuance of this note, the Company paid a finder’s fee totaling $4,900 which was deferred and amortized to income using the effective interest method over the terms of the note. As at September 30, 2012, there remained an unamortized balance of $1,215 in respect of this deferred financing charge.

On June 26, 2012, the Company issued a promissory note having a principal balance of $250,000 with terms that include interest at 8% per annum and maturing on March 31, 2013.

Extinguishment of promissory notes payable

As noted above, on May 31, 2012, the Company issued equity units in settlement of certain of its promissory notes outstanding. Each unit consisted of one common share and common share purchase warrant entitling the holder to purchase an additional common share at $0.75 until November 30, 2013.

The promissory note settlements are summarized as follows:

Promissory note settled			Units issued
		Accrued			Loss on
Maturity date	Principal	Interest	Number	Fair Value	Settlement
Convertible interest bearing promissory note
April 20, 2012	$250,000	$22,333	544,667	$1,044,671	$(772,338)
Interest bearing promissory notes
May 4, 2012	216,000	18,571	469,152	899,833	(665,262)
June 19, 2012	799,389	10,925	1,620,628	3,108,365	(2,298,051)
April 2, 2013	32,500	533	66,066	126,715	(93,682)
	1,047,889	30,029	2,155,846	4,134,913	(3,056,995)

	$1,297,889	$52,362	2,700,513	$5,179,584	$(3,829,333)

The fair value of each unit issued was determined to be $1.918 determined by aggregating (i) the fair value of $1.25 for the Company’s common shares based on their quoted market price on the date of settlement and (ii) the fair value of $0.668 for each warrant included in the Company’s units. The fair value of the Company’s warrants was determined using the binomial model with the following assumptions:

Stock price	$1.25
Exercise price	$0.75
Expected volatility	78.89%
Risk-free discount rate	0.23%